Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Princeton Alternative Premium Fund | Princeton Alternative Premium Fund Class I shares
Prospectus [Line Items]
Annual Return [Percent]	4.22%	5.83%